Homestead Funds, Inc.

Supplement Dated June 3, 2015
to the Prospectus Dated May 1, 2015

This supplement revises certain information regarding the Stock Index Fund (the "Fund"), a series of Homestead Funds, Inc., contained in the above-referenced Prospectus. Please read this supplement carefully and keep it with your Prospectus for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds, Inc.'s website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

The following changes are made to the Prospectus:
1. Effective immediately:
a. The section titled "Stock Index Fund-Fund Summaries-Fees and Expenses" on page 9 of the Prospectus is deleted and replaced in its entirety with the following:
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge on Purchases	None
Sales Charge on Reinvested Dividends	None
Deferred Sales Charge on Redemptions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (a,b)	0.04%
Other Expenses
Administrative Fees	0.25%
Other Fund Expenses	0.24%
Total Other Expenses	0.49%
Total Annual Fund Operating Expenses (a)	0.53%
(a)	Expenses shown in this table and used in the example reflect expenses of both the Stock Index Fund and the Master Portfolio.

(b)	BlackRock Fund Advisors has contractually agreed to reimburse the S&P 500 Stock Master Portfolio for the cost of fees paid by the Master Portfolio to the Independent Trustees, counsel to the Independent Trustees, and the S&P 500 Stock Master Portfolio's independent registered accounting firm, through April 30, 2016. This contractual arrangement may not be terminated prior to May 1, 2016 without consent of the Board of Trustees of the S&P 500 Stock Master Portfolio.
b. The following risk is added immediately after "Index Fund Risk" under the section titled "Stock Index Fund-Fund Summaries-Principal Risks" on page 9 of the Prospectus:

Index-Related Risk. There is no guarantee that the Stock Index Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Stock Index Fund's ability to adjust its exposure to the required levels in order to track the Index. Errors in Index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on the Stock Index Fund and its shareholders.

c. The section titled "Stock Index Fund-Fund Summaries-Investing in other Investment Companies" on page 10 of the Prospectus is deleted and replaced in its entirety with the following:

Investing in other Investment Companies
Because the Stock Index Fund invests all of its investable assets in the Master Portfolio, the Fund bears a fee of 0.04%, equal to its proportionate share of fees paid by the Master Portfolio, in addition to the administration fee it pays to RE Advisers.

2. Effective June 30, 2015, all references to the S&P 500 Stock Master Portfolio are replaced with references to the S&P 500 Index Master Portfolio.